Premises and Equipment - Premises and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 7,247	$ 7,061
Less accumulated depreciation and amortization	(4,790)	(4,629)
Total Premises and Equipment	2,457	2,432
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	515	520
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	3,481	3,425
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	3,110	2,951
Capitalized Building and Equipment Leases [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	121	130
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 20	$ 35